Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities
Net Income/loss	$ (40,964)	$ (57,031)
Adjustments to Reconcile Net Loss To Net Cash Provided By (Used In) Operating Activities:
Stock Issued for Services		96,500
Accounts receivable	7,500	(7,500)
Accounts payable	(8,500)	8,500
Depreciation of Furniture and Equipment	198
Amortization of Film Assets	1,824
Depreciation of Film Equipment	(635)
Net Cash Provided by Operating Activities	$ (40,577)	40,469
Cash Flows From Investing Activities
Furniture and Equipment		(988)
Film Assets		6,840
Film Equipment		(1,888)
Net Cash Provided by Investing Activities		3,964
Cash Flows from Financing Activities
Paid in Capital		9,450
Net Cash Provided by Financing Activities		9,450
Increase in Cash	$ (40,577)	53,883
Cash at Beginning of Period	54,151	268
Cash at End of Period	$ 13,574	$ 54,151
Cash paid for Interest
Cash paid for income taxes